Debt	12 Months Ended
Dec. 31, 2025
Debt [Abstract]
Debt
11.	Debt

	December 31, 2025	December 31, 2024
	USD	USD
Loan 1 – Property loan	1,741,530	1,689,025
Loan 2 – Bridge loan	-	192,686
Loan 3 – Bridge loan	25,401	177,969
Loan 4 – Money market loan	1,713,262	1,617,290
Loan 5 – Property loan	1,028,849	1,064,773
Loan 6 – Convertible note	-	940,077
Loan 7 – Business Venture loan	301,391	346,971
	4,810,433	6,028,791

Represented by:
Current liabilities	2,886,638	3,122,678
Non-current liabilities	1,923,795	2,906,113
	4,810,433	6,028,791

a.	The details of the debts are as follows:

Loan 1 with a carrying amount of USD 1,695,437 (2024: USD 1,689,025) is secured by a legal mortgage on a leasehold property of the Group with a carrying amount of USD 2,601,160 (2024: USD 2,514,154) and guaranteed personally by a director of the Group and a close family member of the director. It is repayable by 300 monthly instalments commencing from February 1, 2020 and bears interest at the rate of 1.30% to 6% per annum.

Loan 2 with a carrying amount USD 192,686 as at December 31, 2024 was unsecured and guaranteed personally by a director and a close family member of the director. It was repayable by 57-months instalments commencing December 2020 and bears interest at the rate of 2.5% per annum. The loan has been fully repaid in September 2025

Loan 3 with a carrying amount of USD 25,401 (2024: USD 177,969) is unsecured and guaranteed personally by a director and a close family member of the director. It is repayable by 60-months instalments commencing from December 1, 2021 and bears interest at the rate of 2.5% per annum.

Loan 4 with a carrying amount of USD 1,713,362 (2024: USD 1,617,290) is secured by a legal mortgage on a freehold property of a director and joint and several guarantee of USD 2,902,770 executed by a director and a close family member of the director. The money market loan shall be drawn in one or more tranches, subject to a minimum of USD 372,150 for the period of one to three months and bear interest at rates ranging from 2.47% to 5.64% (2024: 4.9% to 6.4%) per annum.

Loan 5 with a carrying amount of USD 1,028,849 (2024: USD 1,064,773) is secured by a legal mortgage on a leasehold property of the Group with a carrying amount of USD 2,604,160 and guaranteed personally by a director of the Group and a close family member of the director. It is repayable by 120 monthly instalments commencing from July 1, 2024 and bears interest at the rate of 3.90% per annum. A keyman insurance policy was purchased by the Group to qualify for this loan. The keyman is a department head, who is a family member of Swee Kheng Chua, Chief Executive Officer of the Group.

As at December 31, 2024, the Group did not meet certain financial covenants associated with Loan 5. Despite the breach, no default event has been triggered. Management assessed that based on the Group’s continued strong operational performance, timely payments to date, and the ongoing positive relationship with the lender, no demand for immediate repayment is expected. The lender has not indicated any intention to enforce its rights under the covenant breach. Accordingly, the loan continues to be classified as a non-current liability as at the reporting date.

As at December 31, 2025, the Group did not meet certain financial covenants associated with Loan 5. Accordingly, the loan has been reclassified as a current liability as at the reporting date. Despite the breach, no default event has been triggered. Management assessed that based on the Group’s continued strong operational performance, timely payments to date, and the ongoing positive relationship with the lender, no demand for immediate repayment is expected. The lender has not indicated any intention to enforce its rights under the covenant breach.

Loan 6 (2024: USD 940,077), is a USD 1,000,000 principal convertible note bearing an interest rate of 3.00% per annum on the principal. The loan has been subsequently valued at fair value through profit or loss. The convertible note has created other financial liability (Note 12) due to conversion feature (elaborated below under convertible notes). The loan has been subsequently converted to Class A ordinary shares on September 12, 2025.

Loan 7 with carrying amount of USD 301,392 (2024: USD 346,971), is repayable by 60-months instalments commencing from September 1, 2024 and bears interest at the rate of 3.89% per annum. (elaborated below under convertible notes)

b.	Debt are classified as financial liabilities and are measured at amortized costs, except for Loan 6 was measured at fair value through profit and loss (FVTPL) as at reporting date.

c.	Loan 1 to 5 and 7 are denominated in Singapore Dollar. Loan 6 is denominated in USD.

d.	At the end of the reporting period, all debt were on fixed rate. However, the bank has the discretion to revise the interest at sole discretion of the bank.

Convertible notes

On June 10, 2024, Softbank Robotics Singapore Pte Ltd subscribed to a USD 1,000,000 convertible note with a 24 months maturity period with Concorde International Group Ltd. The principal amount of the note and all accrued but unpaid interest thereon is payable in full on the sooner of: (i) the 2-year anniversary of the Note date; (ii) after the first anniversary, if the share price has consecutively remained below the IPO price for 10 days (upon written notice from the Holder); or (iii) upon an event of default. The conversion option is exercisable at any time prior to the maturity period, to convert all or any portion of the outstanding amount into the Company’s Class A ordinary shares, par value USD 0.00001 per share, at a conversion price equal to the higher of the IPO price or 85% of the Volume Weighted Average Price (VWAP) over the 60 days preceding the notice of conversion, which is only exercisable after the one-year anniversary of the loan. On September 12, 2025, the loan has been fully converted into 259,082 of Class A ordinary shares.

On June 14, 2024, Concorde Security Pte Ltd secured a 5 years-term loan of SGD 500,000 from Oversea-Chinese Banking Corporation (“OCBC”). On June 25, 2024, Concorde Security Pte Ltd (the “Grantor”) entered into a call option agreement annexed to the term loan, which grants OCBC the option to subscribe for shares of the Grantor at a 20% discount to the price of the initial public offering (the “Grantor IPO”) of the ordinary shares of the Grantor or the trade sale price. OCBC shall be entitled to subscribe up to (i) 20% of enlarged ordinary share capital of the Grantor, or (ii) SGD 500,000, whichever is lower (the “Call Option”). As of June 25, 2024, the Grantor has an issued share capital of SGD 4,070,000 divided into 1,542,748 ordinary shares of the Grantor. The rights to exercise this option will occur at the time of (i) the closing of the Grantor IPO pursuant to which such shares will be listed and quoted on the Singapore Exchange Securities Trading Limited or such other recognized stock exchange as may be agreed by the parties or (ii) trade sale (the purchase of 50% or more of the total number of issued ordinary shares or total assets of the Grantor by another entity). The loan is guaranteed personally by one of the directors of the Company (Swee Kheng Chua), a close family member of the director (Ping Ping Lim) and Concorde International Group Pte Ltd. It bears interest at the rate of 3.5% over the Bank’s prevailing 3 months cost of funds as determined by the bank per annum over the rate payable by the bank for the cost of borrowing over a three-month prevailing period. The loan is immediately repayable contemporaneously upon the completion of (1) the exercise of the Call Option, (2) the Grantor IPO, or (3) trade sale.

Subsequent to the completion of the listing on Nasdaq on April 28, 2025, the Company does not intend to pursue an IPO in any of the secondary markets outside the U.S., and the Bank will only exercise the call option in the event of a secondary offering outside the U.S. or a private sale. A Board resolution dated April 30, 2025, confirms that no secondary offering will be undertaken in other markets for the next five years. The Company is also in discussions with the Bank to cancel the call option.